ING Variable Insurance Trust

ING GET U.S. Core Portfolio Series 1 through 14 Prospectus dated April 30, 2008

ING Variable Products Trust

Adviser Class Prospectus, Class I Prospectus and Class S Prospectus

dated April 28, 2008

ING Partners Inc.

Adviser Class and Service Class Prospectuses,

Initial Class Prospectuses and Class T Prospectuses dated April 28, 2008

ING Partners, Inc.

ING Index Solutions Portfolios

Adviser Class and Service Class Prospectus, Initial Class Prospectus and

Class T Prospectus dated March 4, 2008

ING Investors Trust

Adviser Class Prospectuses, Service Class Prospectuses, Institutional Class Prospectuses and

Service 2 Class Prospectuses dated April 28, 2008

ING Investors Trust

ING Van Kampen Global Tactical Asset Allocation Portfolio

Adviser Class Prospectus, Service Class Prospectus, Institutional Class and Service 2 Class

Prospectus dated September 15, 2008

Supplement dated September 30, 2008

Effective immediately, the section of the above named Prospectuses entitled “Portfolio Holdings Disclosure Policy” is amended to add the following sentence to that section:

“A Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.”

In addition, the Prospectuses for ING Franklin Templeton Founding Strategy Portfolio, ING Index Solutions Portfolios, ING LifeStyle Portfolios, ING Solutions Portfolios, and the money market fund – ING Liquid Assets Portfolio - are amended to reflect that each Portfolio will post its portfolio holdings 10 (instead of 30) calendar days following the end of the previous calendar month (i.e., release June 30 data on July 11).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING Variable Insurance Trust

ING GET U.S. Core Portfolio Series 1 through 14 Statement of Additional Information dated April 30, 2008

ING Variable Products Trust

Adviser Class, Class I and Class S SAI dated April 28, 2008

ING Partners Inc.

Adviser Class, Initial Class, Service Class and Class T SAIs

dated April 28, 2008

ING Partners, Inc.

ING Index Solutions Portfolios

Adviser Class, Initial Class, Service Class, and Class T SAI

dated March 4, 2008

ING Investors Trust

Adviser Class, Institutional Class, Service Class and Service 2 Class SAIs

dated April 28, 2008

ING Investors Trust

ING Van Kampen Global Tactical Asset Allocation Portfolio

Adviser Class, Institutional Class, Service Class Prospectus and Service 2 Class SAI

dated September 15, 2008

Supplement Dated September 30, 2008

Effective immediately, the section of the above named SAIs entitled “Disclosure of the Portfolios’ Portfolio Holdings” is amended to add the following sentence to the second paragraph of that section:

“A Portfolio may also post its complete or partial portfolio holdings on its website as of a specified date.”

In addition, the SAIs for ING Franklin Templeton Founding Strategy Portfolio, ING Index Solutions Portfolios, ING LifeStyle Portfolios, ING Solutions Portfolios and the money market fund – ING Liquid Assets Portfolio - are amended to reflect that each Portfolio will post its portfolio holdings 10 (instead of 30) calendar days following the end of the previous calendar month (i.e., release June 30 data on July 11).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE